Chicago
New York
Washington, DC
London
San Francisco
Los Angeles
Singapore
March 2, 2017	vedderprice.com

VIA EDGAR	Joseph M. Mannon
Shareholder
+1 312 609 7883
Securities and Exchange Commission	jmannon@vedderprice.com

100 F Street, N.E.
Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:	RMB Investors Trust (the “Registrant”)
File Nos.: 002-17226 and 811-00994

To the Commission:

As counsel on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 108 under the 1933 Act and Amendment No. 70 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of disclosing approval of a new investment advisory agreement between the Registrant and RMB Capital Management, LLC, and a new sub-advisory agreement between RMB Capital Management, LLC and Mendon Capital Advisors Corp.

Please call the undersigned at (312) 609-7883 with any questions or comments regarding this filing.

Very truly yours,

/s/ Joseph M. Mannon

Joseph M. Mannon
Shareholder

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.